Mercury
U.S. Large Cap
Fund

Of Mercury Funds, Inc.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2000


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of large cap companies located in the United States that Fund management believes are undervalued or have good prospects for earnings growth. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master U.S. Large Cap Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.


Mercury U.S. Large Cap Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


SECTOR REPRESENTATION

As a Percentage of Net Assets as
of November 30, 2000

A Pie Chart illustrating the following
percentages:

Cash & Cash Equivalents        2.4%
Consumer Staples              11.7%
Utilities                      3.5%
Energy                         8.7%
Materials                      1.3%
Health Care                   13.5%
Industrials                    7.9%
Information Technology        24.3%
Financials                    14.0%
Telecommunication Services     6.7%
Consumer Discretionary         6.0%



INVESTMENTS AS OF NOVEMBER 30, 2000

                                      Percent of
Ten Largest Holdings                  Net Assets

General Electric Company                 4.8%
Pfizer Inc.                              4.2
Exxon Mobil Corporation                  3.9
Merck & Co., Inc.                        3.9
Citigroup Inc.                           3.9
Intel Corporation                        3.6
Cisco Systems, Inc.                      3.5
Wal-Mart Stores, Inc.                    3.0
American International Group, Inc.       3.0
Verizon Communications                   2.8

                                     Percent of
Ten Largest Industries               Net Assets

Pharmaceuticals                          10.5%
Oil & Gas                                6.9
Communications Equipment                 6.1
Diversified Financials                   5.6
Semiconductor Equipment &
Products                                 5.4
Industrial Conglomerates                 4.8
Beverages                                4.6
Banks                                    4.5
Diversified Telecommunication
Services                                 4.3
Computers & Peripherals                  4.0



November 30, 2000   2   Mercury U.S. Large Cap Fund



DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for the Mercury U.S. Large Cap Fund. For the six months ended November 30,2000, Mercury U.S. Large Cap Fund's Class I, Class A, Class B and Class C Shares had total returns of -8.76%, -8.89%, -9.28% and -9.29%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

Investment Environment
During the six-month period ended November 30, 2000, volatility plagued the US market with the Fund's benchmark, the unmanaged Standard & Poor's (S&P) 500 Index, finishing down by 6.9%. Among the other prominent US equity market indexes, the Dow Jones Industrial Average returned -0.3%, while the NASDAQ Composite Index fell by 23.6% for the same six-month period. In November, the NASDAQ posted a 22.9% loss in one of the worst months of trading on record. This was the result of disappointing reports from a number of technology companies. For example, Gateway, Inc., the personal computer retailer, announced that it expected fourth quarter earnings per share to be nearly half than what was expected. This news sent the whole technology sector into a tailspin.

November 15, 2000 marked the penultimate meeting of the Federal Open Market Committee this year. The outcome was largely correctly anticipated, as the Federal Reserve Board decided to keep interest rates at 6.5%. The perception of an improved interest rate environment in 2001 was the reason for the sharp, albeit short, rally of building materials and homebuilding stocks.

Election issues dominated the markets during November, with the turbulence benefiting defensive stocks. As it became increasingly clear that a stalemate in Congress would prevent any fundamental policy changes being effected, tobacco stocks and pharmaceuticals rose. Credit concern was a major theme in the market at the end of the period. Sunbeam Corporation, a consumer industrial company, filed for bankruptcy, causing a decline in the stock price of Bank of America Corporation and First Union Corporation, the two major banks that loaned money to Sunbeam. Bankruptcy news from Pillowtex Corp., exacerbated investors' concerns about the credit quality on banks' balance sheets, especially as the economy steers toward a soft landing, and the level of banks' provisioning, which is at a historically low level. We believe credit concerns could extend well into second quarter 2001.


November 30, 2000   3   Mercury U.S. Large Cap Fund


Elsewhere in the market, media stocks dropped amid concerns of weaker advertising revenue. News Corp.'s stock fell after its chief executive officer made comments about a "softening" in US advertising. The Walt Disney Company also moved lower after warning of falling advertising rates on its ABC Network. Other noteworthy news included the announcement of Jack Welch's successor at General Electric Company. In a market beset with negative newsflow, this provided a welcome diversion.

Portfolio Activities
During the six months ended November 30, 2000, the Fund underperformed its benchmark, the unmanaged S&P 500 Index for the period. The positive affect of our strong stock selection in the consumer staples sector was outweighed by negative contributions from our holdings in the information technology sector. Although the Portfolio did not hold Motorola, Inc., Lucent Technologies, Inc. and IBM Corp., who all reported third-quarter results that did not meet high market expectations, our position in Nortel Networks Corporation detracted from performance as the company narrowly missed an aggressive revenue growth target. The rotation out of technology stocks into more defensive sectors was a key factor in the strong performance of the consumer staples sector. Healthcare companies also benefited from this trend, with Merck & Co., Inc., in particular, making a significant contribution to relative performance by exceeding third-quarter expectations. Overall, disappointing news has caused investors to find fewer places to hide. The Investment Company Institute recently reported that US fund managers held more of their assets in cash at the end of October than at any time in the past two years.

During the period, we continued to build the Portfolio's more defensive position, by increasing our holdings in pharmaceuticals (through purchases of Merck & Co. and Pfizer Inc.), food and beverages (General Mills Inc. and Philip Morris Companies) and utilities (Southern Company and Duke Energy Corporation). We reduced our exposure to semiconductors (by selling Corning Inc.). We also reduced our exposure to paper and energy, as the oil companies were upwardly re-rated.

At this time, an economic slowdown appears clearly in place. While this is generally good for the outlook for interest rates and therefore the market and valuations, it will inevitably lead to deterioration in corporate earnings growth over the coming quarters. The Portfolio remains focused on large cap companies, as we continue to actively use our bottom-up stock selection style to identify possible investments. We continue to seek a balance between stable growth companies that can demonstrate earnings and that are likely to prove resilient even if the economy slows, and new economy stocks with strong secular growth prospects.


November 30, 2000   4   Mercury U.S. Large Cap Fund


In Conclusion
We thank you for your investment in Mercury U.S. Large Cap Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

(Jeffrey Peek)
Jeffrey Peek
President and Director

(Michael Morony)
Michael Morony
Portfolio Manager

January 3, 2001



November 30, 2000   5    Mercury U.S. Large Cap Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


RECENT PERFORMANCE RESULTS*

                            6-Month          12-Month     Since Inception
As of November 30, 2000   Total Return     Total Return     Total Return

Class I                      -8.76%           - 9.16%           +3.55%
Class A                      -8.89            - 9.45            +3.05
Class B                      -9.28            -10.08            +1.61
Class C                      -9.29            -10.09            +1.60

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 1/29/99.


November 30, 2000   6   Mercury U.S. Large Cap Fund




FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
One Year Ended
9/30/00                                   +14.14%         +8.15%
Inception (1/29/99)
through 9/30/00                           + 9.15%         +5.68%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
One Year Ended
9/30/00                                   +12.99%         +8.99%
Inception (1/29/99)
through 9/30/00                           + 8.04%         +5.75%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
One Year Ended
9/30/00                                   +13.82%         +7.85%
Inception (1/29/99)
through 9/30/00                           + 8.91%         +5.44%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
One Year Ended
9/30/00                                   +12.97%        +11.97%
Inception (1/29/99)
through 9/30/00                           + 8.03%        + 7.46%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


November 30, 2000   7   Mercury U.S. Large Cap Fund


STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000
MERCURY U.S. LARGE CAP FUND
Assets:
Investment in Mercury Master U.S. Large Cap Portfolio, at value (identified
cost--$816,419,490)                                                                      $  850,534,437
Prepaid registration fees                                                                       155,038
                                                                                         --------------
Total assets                                                                                850,689,475
                                                                                         --------------
Liabilities:
Payable to distributor                                                                          589,951
Payable to administrator                                                                         99,088
Accrued expenses                                                                                234,481
                                                                                         --------------
Total liabilities                                                                               923,520
                                                                                         --------------

Net Assets:
Net assets                                                                               $  849,765,955
                                                                                         ==============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                         $       1,097
Class A Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                   800
Class B Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                 4,457
Class C Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                 2,177
Paid-in capital in excess of par                                                            844,524,118
Accumulated investment loss--net                                                            (2,770,092)
Accumulated realized capital losses on investments from the Portfolio--net                 (26,111,549)
Unrealized appreciation on investments from the Portfolio--net                               34,114,947
                                                                                         --------------
Net assets                                                                               $  849,765,955
                                                                                         ==============

Net Asset Value:
Class I--Based on net assets of $110,028,949 and 10,968,281 shares
outstanding                                                                              $        10.03
                                                                                         ==============
Class A--Based on net assets of $80,073,486 and 7,996,785 shares
outstanding                                                                              $        10.01
                                                                                         ==============
Class B--Based on net assets of $443,178,235 and 44,573,188 shares
outstanding                                                                              $         9.94
                                                                                         ==============
Class C--Based on net assets of $216,485,285 and 21,771,706 shares
outstanding                                                                              $         9.94
                                                                                         ==============

See Notes to Financial Statements.

November 30, 2000   8   Mercury U.S. Large Cap Fund


STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
MERCURY U.S. LARGE CAP FUND
Investment Income:
Investment income allocated from the Portfolio                                           $    5,059,185
Expenses allocated from the Portfolio                                                       (2,665,281)
                                                                                         --------------
Net investment income from the Portfolio                                                      2,393,904
                                                                                         ==============

Expenses:
Account maintenance and distribution fees--Class B                      $  2,542,023
Account maintenance and distribution fees--Class C                         1,280,331
Administration fee                                                           742,825
Transfer agent fees--Class B                                                 208,764
Account maintenance fees--Class A                                            123,660
Transfer agent fees--Class C                                                 110,853
Transfer agent fees--Class I                                                  41,466
Printing and shareholder reports                                              35,078
Registration fees                                                             32,691
Transfer agent fees--Class A                                                  32,200
Professional fees                                                             12,657
Accounting services                                                            1,186
Other                                                                            262
                                                                      --------------
Total expenses                                                                                5,163,996
                                                                                         --------------
Investment loss--net                                                                        (2,770,092)
                                                                                         --------------

Realized & Unrealized Loss from the Portfolio--Net:
Realized loss on investments from the Portfolio--net                                       (23,224,287)
Change in unrealized appreciation on investments
from the Portfolio--net                                                                    (58,564,883)
                                                                                         --------------
Net Decrease in Net Assets Resulting from Operations                                    $  (84,559,262)
                                                                                        ===============

See Notes to Financial Statements.

November 30, 2000   9   Mercury U.S. Large Cap Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY U.S. LARGE CAP FUND
                                                                         For the Six          For the
                                                                        Months Ended         Year Ended
                                                                        November 30,          May 31,
Increase (Decrease) in Net Assets:                                          2000               2000
Operations:
Investment loss--net                                                 $   (2,770,092)     $   (5,589,961)
Realized gain (loss) on investments from the
Portfolio--net                                                          (23,224,287)         28,108,373
Change in unrealized appreciation/depreciation on
investments from the Portfolio--net                                     (58,564,883)        103,699,942
                                                                      --------------     --------------
Net increase (decrease) in net assets resulting from
operations                                                              (84,559,262)        126,218,354
                                                                      --------------     --------------

Distributions to Shareholders:
Realized gain on investments from the Portfolio--net:
   Class I                                                               (4,135,815)                 --
   Class A                                                               (2,977,196)                 --
   Class B                                                              (11,315,696)                 --
   Class C                                                               (5,718,565)                 --
                                                                      --------------     --------------
Net decrease in net assets resulting from distributions
to shareholders                                                         (24,147,272)                 --
                                                                      --------------     --------------

Capital Share Transactions:
Net decrease in net assets derived from capital share
transactions                                                            (38,544,697)       (51,976,375)
                                                                      --------------     --------------

Net Assets:
Total increase (decrease)in net assets                                 (147,251,231)         74,241,979
Beginning of period                                                      997,017,186        922,775,207
                                                                      --------------     --------------
End of period                                                         $  849,765,955     $  997,017,186
                                                                      ==============     ==============

See Notes to Financial Statements.


November 30, 2000   10   Mercury U.S. Large Cap Fund


FINANCIAL HIGHLIGHTS
MERCURY U.S. LARGE CAP FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                              Class I
                                                           For the                            For the
                                                             Six              For the          Period
                                                            Months              Year          Jan. 29,
                                                            Ended              Ended         1999++ to
                                                           Nov. 30,           May 31,         May 31,
Increase (Decrease) in Net Asset Value:                    2000++++           2000++++          1999
Per Share Operating Performance:
Net asset value, beginning of period                      $     11.35       $      9.91      $     10.00
                                                          -----------       -----------      -----------
Investment income--net                                            .01               .03         --+++++
Realized and unrealized gain (loss) on
investments from the Portfolio--net                            (1.04)              1.41            (.09)
                                                          -----------       -----------      -----------
Total from investment operations                               (1.03)              1.44            (.09)
                                                          -----------       -----------      -----------
Less distributions from realized gain on
investments from the Portfolio--net                             (.29)                --               --
                                                          -----------       -----------      -----------
Net asset value, end of period                            $     10.03       $     11.35      $      9.91
                                                          ===========       ===========      ===========

Total Investment Return:**
Based on net asset value per share                         (8.76%)+++            14.53%        (.90%)+++
                                                          ===========       ===========      ===========

Ratios to Average Net Assets:
Expenses++++++                                                  .77%*              .78%            .94%*
                                                          ===========       ===========      ===========
Investment income--net                                          .25%*              .27%            .28%*
                                                          ===========       ===========      ===========

Supplemental Data:
Net assets, end of period (in thousands)                  $   110,029       $   127,630      $   103,709
                                                          ===========       ===========      ===========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.

November 30, 2000   11   Mercury U.S. Large Cap Fund


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY U.S. LARGE CAP FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                              Class A
                                                           For the                            For the
                                                             Six              For the          Period
                                                            Months              Year          Jan. 29,
                                                            Ended              Ended         1999++ to
                                                           Nov. 30,           May 31,         May 31,
Increase (Decrease) in Net Asset Value:                    2000++++           2000++++          1999
Per Share Operating Performance:
Net asset value, beginning of period                      $     11.31       $      9.90      $     10.00
                                                          -----------       -----------      -----------
Investment income (loss)--net                                 --+++++           --+++++          --+++++
Realized and unrealized gain (loss) on
investments from the Portfolio--net                             (.96)              1.41            (.10)
                                                          -----------       -----------      -----------
Total from investment opreations                                (.96)              1.41            (.10)
                                                          -----------       -----------      -----------
Less distributions from realized gain on
investments from the Portfolio--net                             (.34)                --               --
                                                          -----------       -----------      -----------
Net asset value, end of period                            $     10.01       $     11.31      $      9.90
                                                          ===========       ===========      ===========

Total Investment Return:**
Based on net asset value per share                         (8.89%)+++            14.24%       (1.00%)+++
                                                          ===========       ===========      ===========

Ratios to Average Net Assets:
Expenses++++++                                                 1.02%*             1.03%           1.19%*
                                                          ===========       ===========      ===========
Investment income (loss)--net                                 (.00%)*              .01%          (.04%)*
                                                          ===========       ===========      ===========

Supplemental Data:
Net assets, end of period (in thousands)                  $    80,074       $   102,454      $   121,826
                                                          ===========       ===========      ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.

November 30, 2000  12  Mercury U.S. Large Cap Fund

FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY U.S. LARGE CAP FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                              Class B
                                                           For the                            For the
                                                             Six              For the          Period
                                                            Months              Year          Jan. 29,
                                                            Ended              Ended         1999++ to
                                                           Nov. 30,           May 31,         May 31,
Increase (Decrease) in Net Asset Value:                    2000++++           2000++++          1999
Per Share Operating Performance:
Net asset value, beginning of period                      $     11.20       $      9.88      $     10.00
                                                          -----------       -----------      -----------
Investment loss--net                                            (.04)             (.08)            (.03)
Realized and unrealized gain (loss) on
investments from the Portfolio--net                            (1.12)              1.40            (.09)
                                                          -----------       -----------      -----------
Total from investment operations                               (1.16)              1.32            (.12)
                                                          -----------       -----------      -----------
Less distributions from realized gain on
investments from the Portfolio--net                             (.10)                --               --
                                                          -----------       -----------      -----------
Net asset value, end of period                            $      9.94       $     11.20      $      9.88
                                                          ===========       ===========      ===========

Total Investment Return:**
Based on net asset value per share                         (9.28%)+++            13.36%       (1.20%)+++
                                                          ===========       ===========      ===========

Ratios to Average Net Assets:
Expenses++++++                                                 1.79%*             1.80%           1.96%*
                                                          ===========       ===========      ===========
Investment loss--net                                          (.76%)*            (.75%)          (.82%)*
                                                          ===========       ===========      ===========

Supplemental Data:
Net assets, end of period (in thousands)                  $   443,178       $   508,802      $   460,464
                                                          ===========       ===========      ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.

November 30, 2000   13   Mercury U.S. Large Cap Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY U.S. LARGE CAP FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                               Class C
                                                           For the                            For the
                                                             Six              For the          Period
                                                            Months              Year          Jan. 29,
                                                            Ended              Ended         1999++ to
                                                           Nov. 30,           May 31,         May 31,
Increase (Decrease) in Net Asset Value:                    2000++++           2000++++          1999
Per Share Operating Performance:
Net asset value, beginning of period                      $     11.20       $      9.88      $     10.00
                                                          -----------       -----------      -----------
Investment loss--net                                            (.04)             (.08)            (.02)
Realized and unrealized gain (loss) on
investments from the Portfolio--net                             (.97)              1.40            (.10)
                                                          -----------       -----------      -----------
Total from investment opreations                               (1.01)              1.32            (.12)
                                                          -----------       -----------      -----------
Less distributions from realized gain on
investments from the Portfolio--net                             (.25)                --               --
                                                          -----------       -----------      -----------
Net asset value, end of period                            $      9.94       $     11.20      $      9.88
                                                          ===========       ===========      ===========

Total Investment Return:**
Based on net asset value per share                         (9.29%)+++            13.36%       (1.20%)+++
                                                          ===========       ===========      ===========

Ratios to Average Net Assets:
Expenses++++++                                                 1.79%*             1.80%           1.96%*
                                                          ===========       ===========      ===========
Investment loss--net                                          (.77%)*            (.76%)          (.82%)*
                                                          ===========       ===========      ===========
Supplemental Data:
Net assets, end of period (in thousands)                  $   216,485       $   258,131      $   236,776
                                                          ===========       ===========      ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.

November 30, 2000   14   Mercury U.S. Large Cap Fund




NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. LARGE CAP FUND
1 Significant Accounting Policies:

Mercury U.S. Large Cap Fund (the "Fund") is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Large Cap Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.


November 30, 2000   15   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2 Transactions With Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .15% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
                                Account
                            Maintenance Fee         Distribution Fee

Class A                           .25%                    --
Class B                           .25%                   .75%
Class C                           .25%                   .75%

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                     FAMD             MLPF&S

Class I                             $    9           $   199
Class A                             $4,538           $74,914



November 30, 2000   16   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $1,116,973 and $20,153 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

3 Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2000 were $3,643,672 and $71,527,850, respectively.

4 Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $38,544,697 and $51,976,375 for the six months ended November
30, 2000 and for the year ended May 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                     701,489     $  8,000,750
Shares issued to shareholders in
reinvestment of distributions                    73,730          841,260
                                         -------------------------------
Total issued                                    775,219        8,842,010
Shares redeemed                             (1,049,493)     (11,890,516)
                                         -------------------------------
Net decrease                                  (274,274)   $  (3,048,506)
                                         ===============================

Class I Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                   3,474,706     $ 39,139,709
Shares redeemed                             (2,693,838)     (30,112,246)
                                         -------------------------------
Net increase                                    780,868     $  9,027,463
                                         ===============================

Class A Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                     492,619     $  5,688,546
Automatic conversion of shares                      127            1,423
Shares issued to shareholders in
reinvestment of distributions                   210,215        2,396,449
                                         -------------------------------
Total issued                                    702,961        8,086,418
Shares redeemed                             (1,762,391)     (19,940,777)
                                         -------------------------------
Net decrease                                (1,059,430)    $(11,854,359)
                                         ===============================


November 30, 2000   17   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class A Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                   1,751,456     $ 19,023,173
Automatic conversion of shares                       64              703
                                         -------------------------------
Total issued                                  1,751,520       19,023,876
Shares redeemed                             (4,996,304)     (55,321,809)
                                         -------------------------------
Net decrease                                (3,244,784)    $(36,297,933)
                                         ===============================

Class B Shares for the Six Months
Ended November 30, 2000                       Shares       Dollar Amount

Shares sold                                   2,026,511     $ 22,923,061
Shares issued to shareholders in
reinvestment of distributions                   844,574        9,585,919
                                         -------------------------------
Total issued                                  2,871,085       32,508,980
Automatic conversion of shares                    (128)          (1,423)
Shares redeemed                             (3,735,446)     (42,133,465)
                                         -------------------------------
Net decrease                                  (864,489)   $  (9,625,908)
                                         ===============================

Class B Shares for the Year
Ended May 31, 2000                            Shares       Dollar Amount

Shares sold                                   5,656,704     $ 62,249,814
Automatic conversion of shares                     (64)            (703)
Shares redeemed                             (6,829,349)     (76,087,707)
                                         -------------------------------
Net decrease                                (1,172,709)    $(13,838,596)
                                         ===============================

Class C Shares for the Six Months
Ended November 30, 2000                       Shares       Dollar Amount

Shares sold                                   1,194,135     $ 13,588,920
Shares issued to shareholders
in reinvestment of distributions                433,756        4,923,132
Total issued                                  1,627,891       18,512,052
Shares redeemed                             (2,909,248)     (32,527,976)
                                         -------------------------------
Net decrease                                (1,281,357)   $ (14,015,924)
                                         ===============================

Class C Shares for the Year
Ended May 31, 2000                            Shares       Dollar Amount

Shares sold                                   4,903,043   $   54,334,744
Shares redeemed                             (5,817,829)     (65,202,053)
                                         -------------------------------
Net decrease                                  (914,786)   $ (10,867,309)
                                         ===============================


November 30, 2000   18   Mercury U.S. Large Cap Fund



SCHEDULE OF INVESTMENTS
MERCURY MASTER U.S. LARGE CAP PORTFOLIO
                                                                                   In US Dollars
                 Shares                                                                             Percent of
Industry           Held           Common Stocks                         Cost            Value       Net Assets
Aerospace &      237,900      The Boeing Company                  $  9,402,827       $ 16,429,969       2.0%
Defense          134,800      United Technologies
                              Corporation                            7,211,566          9,545,525       1.1
                                                                  ------------       ------------     ------
                                                                    16,614,393         25,975,494       3.1

Automobiles      347,600      Ford Motor Company                    11,725,491          7,907,900       0.9

Banks            220,750      The Chase Manhattan
                              Corporation                           11,005,156          8,140,156       0.9
                 355,200      FleetBoston Financial
                              Corporation                           14,953,876         13,320,000       1.6
                 356,100      Mellon Financial
                              Corporation                           15,340,696         16,692,188       2.0
                                                                  ------------       ------------     ------
                                                                    41,299,728         38,152,344       4.5

Beverages        345,200      Anheuser-Busch
                              Companies, Inc.                       13,517,086         16,375,425       1.9
                 160,700      The Coca-Cola Company                  9,366,496         10,063,837       1.2
                 287,800      PepsiCo, Inc.                          9,942,060         13,058,925       1.5
                                                                  ------------       ------------     ------
                                                                    32,825,642         39,498,187       4.6

Biotechnology     97,500      ++Amgen Inc.                           6,448,504          6,203,437       0.7

Communica-        52,800      ++CIENA Corporation                    6,948,640          4,002,900       0.5
tions            622,500      ++Cisco Systems, Inc.                 22,198,173         29,763,281       3.5
Equipment         48,300      ++JDS Uniphase Corporation               931,718          2,427,075       0.3
                 339,400      Nortel Networks
                              Corporation                           19,852,594         12,812,350       1.5
                  16,300      ++SDL Inc.                             5,292,207          2,962,525       0.3
                                                                  ------------       ------------     ------
                                                                    55,223,332         51,968,131       6.1

Computers &      373,900      ++Dell Computer
Peripherals                   Corporation                           13,232,048          7,174,206       0.8
                 202,760      ++EMC Corporation                      5,064,491         15,080,275       1.8
                  76,500      ++Network Appliance, Inc.              9,491,695          3,777,188       0.4
                 109,600      ++Sun Microsystems, Inc.               3,836,838          8,336,450       1.0
                                                                  ------------       ------------     ------
                                                                    31,625,072         34,368,119       4.0


November 30, 2000   19   Mercury U.S. Large Cap Fund



SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                  In US Dollars
                 Shares                                                                             Percent of
Industry           Held           Common Stocks                         Cost            Value       Net Assets
Diversified      263,400      American Express
Financials                    Company                             $  8,970,885       $ 14,470,537       1.7%
                 665,733      Citigroup Inc.                        25,111,397         33,161,825       3.9
                                                                  ------------       ------------     ------
                                                                    34,082,282         47,632,362       5.6

Diversified       76,700      ++Level 3 Communications,
Telecommuni-                  Inc.                                   7,258,444          2,056,519       0.2
cation           206,700      SBC Communications Inc.               10,891,065         11,355,581       1.3
Services         418,100      Verizon Communications                25,112,102         23,491,994       2.8
                                                                  ------------       ------------     ------
                                                                    43,261,611         36,904,094       4.3

Electric         154,600      Duke Energy Corporation               13,560,065         13,904,337       1.6
Utilities        507,800      The Southern Company                  14,932,407         16,027,438       1.9
                                                                  ------------       ------------     ------
                                                                    28,492,472         29,931,775       3.5

Energy           197,000      Halliburton Company                    9,663,854          6,574,875       0.8
Equipment &      148,700      Schlumberger Limited                  11,078,189          9,219,400       1.1
Service                                                           ------------       ------------     ------
                                                                    20,742,043         15,794,275       1.9

Food & Drug      188,500      ++Safeway Inc.                         9,704,366         11,109,719       1.3
Retailing        341,900      Walgreen Co.                           9,566,290         15,235,919       1.8
                                                                  ------------       ------------     ------
                                                                    19,270,656         26,345,638       3.1

Food Products    362,400      General Mills, Inc.                   11,965,497         14,903,700       1.8

Health Care      357,900      Medtronic, Inc.                       18,793,161         19,058,175       2.2
Equipment &
Supplies

IT Consulting    145,800      Electronic Data Systems
& Services                    Corporation                            9,386,837          7,718,287       0.9
                  51,400      ++i2 Technologies, Inc.                7,025,005          4,960,100       0.6
                                                                  ------------       ------------     ------
                                                                    16,411,842         12,678,387       1.5



November 30, 2000   20   Mercury U.S. Large Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                   In US Dollars
                  Shares                                                                            Percent of
Industry           Held           Common Stocks                         Cost            Value       Net Assets
Industrial       815,900      General Electric Company            $ 27,917,492       $ 40,438,044       4.8%
Conglomerates

Insurance        262,512      American International
                              Group, Inc.                           14,314,178         25,447,257       3.0
                 105,700      The Chubb Corporation                  8,596,718          8,614,550       1.0
                                                                  ------------       ------------     ------
                                                                    22,910,896         34,061,807       4.0

Internet         517,300      ++America Online, Inc.                27,861,948         21,007,553       2.5
Software &        64,800      ++Commerce One, Inc.                   2,873,505          1,863,000       0.2
Services          68,000      ++TIBCO Software Inc.                  5,452,569          2,350,250       0.3
                  96,100      ++VeriSign, Inc.                      10,592,714          8,324,663       1.0
                                                                  ------------       ------------     ------
                                                                    46,780,736         33,545,466       4.0

Multiline        162,500      ++Kohl's Corporation                   5,393,282          8,703,906       1.0
Retail           488,160      Wal-Mart Stores, Inc.                 22,079,783         25,475,850       3.0
                                                                  ------------       ------------     ------
                                                                    27,473,065         34,179,756       4.0

Oil & Gas        110,100      Chevron Corporation                    9,526,516          9,014,437       1.1
                 382,035      Exxon Mobil Corporation               25,927,814         33,619,080       3.9
                 281,400      Texaco Inc.                           16,558,740         16,338,788       1.9
                                                                  ------------       ------------     ------
                                                                    52,013,070         58,972,305       6.9

Paper &          112,300      International Paper
Forest                        Company                                5,034,617          3,804,163       0.4
Products         154,200      Weyerhaeuser Company                   8,900,493          6,746,250       0.8
                                                                  ------------       ------------     ------
                                                                    13,935,110         10,550,413       1.2

Personal         171,500      The Estee Lauder
Products                      Companies Inc. (Class A)               8,246,795          7,428,094       0.9

Pharma-          360,800      Merck & Co., Inc.                     25,647,803         33,441,650       3.9
ceuticals        801,450      Pfizer Inc.                           26,123,150         35,514,253       4.2
                 331,259      Pharmacia Corporation                 16,873,643         20,206,799       2.4
                                                                  ------------       ------------     ------
                                                                    68,644,596         89,162,702      10.5



November 30, 2000   21   Mercury U.S. Large Cap Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                  In US Dollars
                 Shares                                                                             Percent of
Industry           Held           Common Stocks                         Cost            Value       Net Assets
Semiconductor    182,300      ++Applied Materials, Inc.           $ 13,661,519       $  7,371,756       0.9%
Equipment &      804,600      Intel Corporation                     32,715,796         30,625,087       3.6
Products         215,300      Texas Instruments
                              Incorporated                           5,910,368          8,033,381       0.9
                                                                  ------------       ------------     ------
                                                                    52,287,683         46,030,224       5.4

Software         179,400      ++Citrix Systems, Inc.                 9,332,025          4,271,962       0.5
                 328,100      ++Microsoft Corporation               27,276,243         18,824,738       2.2
                 276,700      ++Oracle Corporation                  11,174,607          7,332,550       0.9
                                                                  ------------       ------------     ------
                                                                    47,782,875         30,429,250       3.6

Specialty        192,150      The Home Depot, Inc.                   7,390,560          7,529,878       0.9
Retail

Tobacco          294,200      Philip Morris Companies
                              Inc.                                  11,015,506         11,234,763       1.3

Wireless         435,500      ++Nextel Communications,
Telecom-                      Inc. (Class A)                        16,687,084         13,500,500       1.6
munications      258,500      ++Sprint Corp. (PCS Group)             4,267,795          5,864,719       0.7
Services                                                          ------------       ------------     ------
                                                                    20,954,879         19,365,219       2.3

                              Total Common Stocks                  796,134,989        830,249,939      97.6

                              Total Investments                   $796,134,989        830,249,939      97.6
                                                                  ============
                              Time Deposit*                                            19,207,000       2.3
                              Other Assets Less
                              Liabilities                                               1,077,603       0.1
                                                                                   --------------     ------
                              Net Assets                                           $  850,534,542     100.0%
                                                                                   ==============     ======

*Time deposit bears interest at 6.562% and matures on 12/01/2000.
++Non-income producing security.

See Notes to Financial Statements.


November 30, 2000   22   Mercury U.S. Large Cap Fund


STATEMENT OF ASSETS AND
LIABILITIES
As of November 30, 2000
MERCURY MASTER U.S. LARGE CAP PORTFOLIO
Assets:
Investments, at value (identified cost--$796,134,989)                                    $  830,249,939
Cash                                                                                              4,811
Time deposits                                                                                19,207,000
Receivables:
   Securities sold                                                    $   20,913,887
   Dividends                                                               1,150,540
   Contributions                                                             417,498
   Interest                                                                    3,501         22,485,426
                                                                      --------------      -------------
Total assets                                                                                871,947,176
                                                                                          -------------

Liabilities:
Payables:
   Securities purchased                                                   19,076,535
   Withdrawals                                                             1,929,276
   Investment adviser                                                        330,467         21,336,278
                                                                      --------------
Accrued expenses and other liabilities                                                           76,356
                                                                                          -------------
Total liabilities                                                                            21,412,634
                                                                                          -------------

Net Assets:
Net assets                                                                                $ 850,534,542
                                                                                          =============

Net Assets Consist of:
Partners' capital                                                                         $ 816,419,592
Unrealized appreciation on investments--net                                                  34,114,950
                                                                                          -------------
Net assets                                                                                $ 850,534,542
                                                                                          =============


See Notes to Financial Statements.

November 30, 2000   23   Mercury U.S. Large Cap Fund



STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
MERCURY MASTER U.S. LARGE CAP PORTFOLIO
Investment Income:
Dividends (net of $2,351 foreign withholding tax)                                        $    4,473,484
Interest and discount earned                                                                    585,702
                                                                                         --------------
Total income                                                                                  5,059,186
                                                                                         ==============

Expenses:
Investment advisory fees                                              $    2,477,955
Accounting services                                                           92,037
Custodian fees                                                                38,817
Professional fees                                                             30,675
Trustees' fees and expenses                                                   13,760
Pricing fees                                                                   1,521
Other                                                                         10,516
                                                                      --------------
Total expenses                                                                                2,665,281
                                                                                         --------------
Investment income--net                                                                        2,393,905
                                                                                         --------------

Realized & Unrealized Loss on Investments--Net:
Realized loss from investments--net                                                        (23,224,290)
Change in unrealized appreciation on investments--net                                      (58,564,890)
                                                                                         --------------
Net Decrease in Net Assets Resulting from Operations                                    $  (79,395,275)
                                                                                         ==============

See Notes to Financial Statements.

November 30, 2000   24   Mercury U.S. Large Cap Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY MASTER U.S. LARGE CAP PORTFOLIO
                                                                        For the Six          For the
                                                                        Months Ended        Year Ended
                                                                        November 30,         May 31,
Increase (Decrease)in Net Assets:                                           2000               2000
Operations:
Investment income--net                                                $    2,393,905     $    5,307,358
Realized gain (loss) on investments--net                                (23,224,290)         28,108,376
Change in unrealized appreciation/depreciation
on investments--net                                                     (58,564,890)        103,699,952
                                                                      --------------     --------------
Net increase (decrease) in net assets resulting from
operations                                                              (79,395,275)        137,115,686
                                                                      --------------     --------------

Net Capital Contributions:
Decrease in net assets derived from net capital
contributions                                                           (67,884,178)       (63,101,832)
                                                                      --------------     --------------

Net Assets:
Total increase (decrease) in net assets                                (147,279,453)         74,013,854
Beginning of period                                                      997,813,995        923,800,141
                                                                      --------------     --------------
End of period                                                         $  850,534,542     $  997,813,995
                                                                      ==============     ==============

See Notes to Financial Statements.

November 30, 2000   25   Mercury U.S. Large Cap Fund


FINANCIAL HIGHLIGHTS
MERCURY MASTER U.S. LARGE CAP PORTFOLIO
The following ratios have been derived from information provided in the financial statements.
                                                                      For the Six           For the
                                                                      Months Ended         Year Ended
                                                                      November 30,          May 31,
                                                                          2000                2000
Ratios to Average Net Assets:
Expenses                                                                       .54%*               .53%
                                                                      ==============     ==============
Investment income--net                                                         .48%*               .52%
                                                                      ==============     ==============

Supplemental Data:
Net assets, end of period (in thousands)                              $      850,535     $      997,814
                                                                      ==============     ==============
Portfolio turnover                                                            31.17%             86.47%
                                                                      ==============     ==============


*Annualized.

See Notes to Financial Statements.

November 30, 2000   26   Mercury U.S. Large Cap Fund




NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER U.S. LARGE CAP PORTFOLIO
1 Significant Accounting Policies:
Mercury Master U.S. Large Cap Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

November 30, 2000   27   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

November 30, 2000   28   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


As required, the Portfolio will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Portfolio did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.


2  Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

In addition, MLPF&S received $10,656 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2000.

Accounting services were provided to the Portfolio by FAM.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.

3 Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $298,197,538 and $355,557,120, respectively.

Net realized losses for the six months ended November 30, 2000 and net unrealized gains as of November 30, 2000 were as follows:

                                               Realized       Unrealized
                                                Losses          Gains

Long-term investments                   $  (23,224,290)     $ 34,114,950
                                        --------------      ------------
Total                                   $  (23,224,290)     $ 34,114,950
                                        ==============      ============

November 30, 2000   29   Mercury U.S. Large Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

As of November 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $34,114,950, of which $129,359,135 related to appreciated securities and $95,244,185 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $796,134,989.

4  Short-Term Borrowings:
On December 3, 1999, the Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as the administrative agent.

November 30, 2000   30   Mercury U.S. Large Cap Fund



OFFICERS AND DIRECTORS


Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


November 30, 2000   31   Mercury U.S. Large Cap Fund